Segmented Reporting - Operating Income (Loss) (Details) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017 segment	Jun. 30, 2016 USD ($)	Dec. 31, 2017 product country segment	Dec. 31, 2017 USD ($) product country	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3		2
Number of countries (more than) | country			90	90
Number of products manufactured and sold (more than) | product			200	200
Revenue (Note 11)				$ 626,169	$ 816,159	$ 394,224
Cost of sales (Notes 7 & 25)				190,632	221,202	94,294
Gross profit				435,537	594,957	299,930
General and administrative				50,690	56,455	29,697
Selling and marketing				38,266	51,133	23,486
Research and development				31,482	40,637	14,992
Acquisition related, restructuring and other				46,778	35,968	57,207
Share-based compensation				8,711	30,753	16,198
Initial exchange listing expenses				0	0	1,051
Amortization of intangible assets (Note 8)				226,425	182,819	75,810
Impairments (Notes 8 & 9)				1,194,765	1,132,243	0
Depreciation expense				1,962	1,939	477
Fair value (gain) loss				1,406	(8,929)	561
Litigation settlements (Note 19)		$ 12,500		0	14,246	0
Total operating expenses				1,600,485	1,537,264	219,479
Operating income (loss) from continuing operations				(1,164,948)	(942,307)	80,451
Concordia North America
Disclosure of operating segments [line items]
Revenue (Note 11)				160,769	258,645	278,503
Concordia International
Disclosure of operating segments [line items]
Revenue (Note 11)				465,400	557,514	115,721
Operating segments | Concordia North America
Disclosure of operating segments [line items]
Revenue (Note 11)				160,769	258,645	278,503
Cost of sales (Notes 7 & 25)				33,046	39,963	36,345
Gross profit				127,723	218,682	242,158
General and administrative				6,874	10,279	10,408
Selling and marketing				12,366	24,007	16,786
Research and development				9,140	16,035	10,760
Acquisition related, restructuring and other				(2,328)	5,837	7,089
Share-based compensation				2	(38)	433
Initial exchange listing expenses						0
Amortization of intangible assets (Note 8)				98,354	52,496	49,853
Impairments (Notes 8 & 9)				151,199	877,076
Depreciation expense				92	66	64
Fair value (gain) loss				547	(21,289)	7,390
Litigation settlements (Note 19)					14,246
Total operating expenses				276,246	978,715	102,783
Operating income (loss) from continuing operations				(148,523)	(760,033)	139,375
Operating segments | Concordia International
Disclosure of operating segments [line items]
Revenue (Note 11)				465,400	557,514	115,721
Cost of sales (Notes 7 & 25)				157,586	181,239	57,949
Gross profit				307,814	376,275	57,772
General and administrative				23,150	26,356	5,812
Selling and marketing				25,900	27,126	6,700
Research and development				22,342	24,602	4,232
Acquisition related, restructuring and other				13,945	13,608	4,167
Share-based compensation				0	0	0
Initial exchange listing expenses						0
Amortization of intangible assets (Note 8)				128,024	130,306	25,957
Impairments (Notes 8 & 9)				1,043,566	255,167
Depreciation expense				1,619	1,671	334
Fair value (gain) loss				263	866	0
Litigation settlements (Note 19)					0
Total operating expenses				1,258,809	479,702	47,202
Operating income (loss) from continuing operations				(950,995)	(103,427)	10,570
Corporate
Disclosure of operating segments [line items]
Revenue (Note 11)				0	0	0
Cost of sales (Notes 7 & 25)				0	0	0
Gross profit				0	0	0
General and administrative				20,666	19,820	13,477
Selling and marketing				0	0	0
Research and development				0	0	0
Acquisition related, restructuring and other				35,161	16,523	45,951
Share-based compensation				8,709	30,791	15,765
Initial exchange listing expenses						1,051
Amortization of intangible assets (Note 8)				47	17	0
Impairments (Notes 8 & 9)				0	0
Depreciation expense				251	202	79
Fair value (gain) loss				596	11,494	(6,829)
Litigation settlements (Note 19)					0
Total operating expenses				65,430	78,847	69,494
Operating income (loss) from continuing operations				$ (65,430)	$ (78,847)	$ (69,494)